COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2013	40
2014	46

86

$ in thousands
Year ending December 31:
2013	81
2014	46

127

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2013	38
2014	23
2015	8
69

$ in thousands

2013	76
2014	23
2015	8
107